Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Amount due from related parties		¥ 59,268		¥ 44,278		$ 9,110
Amount due to related parties		81,810		71,167		12,574
Kingsoft Group
Related Party Transaction [Line Items]
Amount due from related parties		16,227		15,262		2,494
Amount due to related parties		16,146		26,247		2,482
Kingsoft Group | Corporate, technical support and leasing services received from
Related Party Transaction [Line Items]
Amount	[1]	28,596	$ 4,395	26,613	¥ 7,588
Kingsoft Group | Licensing fees paid to
Related Party Transaction [Line Items]
Amount	[2]	8,435	1,296	12,162	9,129
Kingsoft Group | Promotion services received from
Related Party Transaction [Line Items]
Amount	[3]	8,142	1,251	22,599	28,231
Tencent Group
Related Party Transaction [Line Items]
Amount due from related parties		11,598		14,412		1,782
Amount due to related parties		36,591		26,421		5,624
Tencent Group | Corporate, technical support and leasing services received from
Related Party Transaction [Line Items]
Amount	[1]	17,399	2,674
Tencent Group | Promotion services received from
Related Party Transaction [Line Items]
Amount	[3]	30,695	4,718	39,069	41,599
Tencent Group | Promotion services provided to
Related Party Transaction [Line Items]
Amount	[4]	58,669	9,017	153,650	293,510
Xiaomi Group
Related Party Transaction [Line Items]
Amount due from related parties		13,395		7,694		2,059
Amount due to related parties		26,072		11,638		4,007
Xiaomi Group | Promotion services received from
Related Party Transaction [Line Items]
Amount	[3]	61,042	9,382	59,377	47,826
Beijing OrionStar | Technical support services provided to
Related Party Transaction [Line Items]
Amount	[5]	10,920	1,678
Beijing OrionStar | Capital injection provided to
Related Party Transaction [Line Items]
Amount		264,768	40,694
Matrix Partners IV | Capital injection received from
Related Party Transaction [Line Items]
Amount		151,419	$ 23,273
Baomi Technology [Member] | Sales of products to
Related Party Transaction [Line Items]
Amount	[6]				¥ 12,701
Other Related Parties
Related Party Transaction [Line Items]
Amount due from related parties	[7]	18,048		6,910		2,775
Amount due to related parties	[7]	¥ 3,001		¥ 6,861		$ 461

[1]	In 2015, 2016 and 2017, the Group entered into agreements with Kingsoft Group and Tencent Group, pursuant to which these entities provided services including corporate, technology support and leasing services to the Group.
[2]	On January 1, 2009, Kingsoft Japan entered into an exclusive licensing agreement with Kingsoft Group, pursuant to which Kingsoft Group granted Kingsoft Japan the exclusive right to use certain office software within Japan and to sub-license such software to original equipment manufacturers in Japan solely for their self-use and sale of products and services.
[3]	In 2015, 2016 and 2017, the Group entered into agreements with Kingsoft Group, Tencent Group and Xiaomi Group for promotion services ranging from one to two years.
[4]	In 2015, 2016 and 2017, the Group entered into a series of agreements with Tencent Group to provide online advertising services.
[5]	In 2017, the Group entered into a series of agreements with Beijing OrionStar to provide technical support services.
[6]	In 2015, the Group entered into a series of agreements with Baomi Technology to sell purifiers.
[7]	The balances mainly represent services received from or provided to the Group's equity investees and entities controlled by a director of the Group in the ordinary course of business.